Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Variable interest entity
Cash and cash equivalents	¥ 261,275,422		¥ 480,260,071	¥ 601,769,949	$ 36,799,874	$ 36,799,874
Accounts receivable, net	2,280,000				321,131
Other current assets	3,203,886		3,398,964		451,258
Total Assets	917,995,483		950,307,331		129,296,961
Accrued payroll and welfare expenses	5,504,000		11,028,008		775,222
Income tax payable	28,381,583		29,812,224		3,997,462
Amounts due to related parties-current			5,992,010
Deferred revenue - current from related parties	1,903,302		2,091,273		268,074
Other current liabilities	48,083,188		38,841,490		6,772,375
Total Liabilities	90,646,568		100,595,606		12,767,301
Net revenues	33,567,078	$ 4,727,824	103,234,121	359,054,139
Operating cost and expenses	28,834,008	4,061,185	206,466,622	360,229,702
Net loss	(23,666,872)	(3,333,409)	16,104,062	(294,637,791)
Cash flows provided by (used in) operating activities:	5,292,207	745,392	(63,196,994)	(26,107,120)
Cash flows provided by (used in) investing activities:	(209,850,110)	(29,556,770)	(87,388,842)	(9,859,492)
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	972,324		875,322		136,949
Accounts receivable, net	2,280,000				321,131
Other receivables, net			239,884
Amounts due from related parties, net of allowance for doubtful accounts of RMB2,452,852 and RMB2,452,852 as of December 31, 2022 and 2023, respectively			68,183,377
Other current assets	574,771		693,670		80,955
Total Assets	3,827,095		69,992,253		539,035
Accrued payroll and welfare expenses	2,000,000		4,331,827		281,694
Income tax payable	(21,213,724)		651,587		(2,987,891)
Amounts due to related parties-current	50,122,823		115,748,800		7,059,652
Deferred revenue - current from related parties	1,903,302		1,954,481		268,074
Other current liabilities	2,178		(271,617)		307
Total Liabilities	32,814,579		122,415,078		$ 4,621,837
Net revenues	5,784,763	814,767	37,880,143	211,170,667
Operating cost and expenses	(3,914,178)	(551,300)	(45,452,147)	(245,086,293)
Net loss	2,527,592	356,004	(61,667,033)	(318,719,762)
Net income (loss) attributable to ordinary shareholders	2,527,592	356,004	(57,615,283)	(292,177,990)
Cash flows provided by (used in) operating activities:	97,003	13,663	(34,058,526)	(94,348,770)
Cash flows provided by (used in) investing activities:			(91,320,453)	4,117,700
Consolidated VIE and VIE's subsidiaries | Third party
Variable interest entity
Net revenues			23,344,191	121,437,225
Consolidated VIE and VIE's subsidiaries | Related party
Variable interest entity
Net revenues	¥ 5,784,763	$ 814,767	¥ 14,535,952	¥ 89,733,442